Fair Value Measurements - Financial instruments measured at fair value by level within the fair value hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets:
Available-for-sale debt investments	$ 285,285	¥ 1,961,474	¥ 1,196,330
Financial assets - contingent returnable consideration (Note 4)	$ 2,649	18,211
Carrying Value
Assets:
Term deposits and short term investments		912,594	737,657
Restricted cash		269,648	336,700
Available-for-sale debt investments		1,961,474	1,196,330
Equity investments without readily determinable fair values		13,236
Financial assets - contingent returnable consideration (Note 4)		18,211
Level 1 | Fair Value
Assets:
Term deposits and short term investments		93,398	12,807
Restricted cash		269,648	336,700
Level 2 | Fair Value
Assets:
Term deposits and short term investments		819,196	724,850
Level 3 | Fair Value
Assets:
Available-for-sale debt investments		1,961,474	¥ 1,196,330
Equity investments without readily determinable fair values		13,236
Financial assets - contingent returnable consideration (Note 4)		¥ 18,211